SEGMENT REPORTING	6 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 13 – SEGMENT REPORTING

The Company operates and manages its business as a single segment. As the Company primarily generates its revenues from customers in the PRC, no geographical segments are presented.